CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY $ in Thousands, $ in Thousands	Total shareholders' equity HKD ($)	Ordinary shares Class A Ordinary Shares [Member] HKD ($) shares	Ordinary shares Class B Ordinary Shares [Member] HKD ($) shares	Treasury stock purchases HKD ($) shares	Additional paid in capital HKD ($)	Accumulated other comprehensive (loss)/income HKD ($)	Retained earnings HKD ($)	Noncontrolling Interest HKD ($)	Class A Ordinary Shares [Member] HKD ($) shares	Class A Ordinary Shares [Member] USD ($) shares	HKD ($) shares	USD ($) shares
Beginning balance at Dec. 31, 2022	$ 20,861,544	$ 68	$ 29	$ (4,324,565)	$ 18,154,442	$ (47,846)	$ 7,079,416	$ 235			$ 20,861,779
Beginning balance (in shares) at Dec. 31, 2022 | shares		858,051,996	380,552,051
Beginning balance, Treasury stock (in shares) at Dec. 31, 2022 | shares				(121,363,408)
Profit/(loss) for the year	4,281,474						4,281,474	(2,525)			4,278,949
Share-based compensation	290,831				290,831						290,831
Shares issued upon exercise of employee share options/ RSUs	11,166	$ 1			11,165						11,166
Shares issued upon exercise of employee share options/ RSUs (in shares) | shares		8,244,200							2,560,304	2,560,304
Share conversion from Class B to Class A		$ 2	$ (2)
Share conversion from Class B to Class A (in shares) | shares		25,000,000	(25,000,000)
Treasury stock purchases	(874,692)			$ (874,692)					$ (5,199,300)	$ (664,800)	(874,692)
Treasury stock purchases (in shares) | shares				(23,134,984)					144,498,392	144,498,392
Foreign currency translation adjustment, net of tax	(1,587)					(1,587)					(1,587)
Capital injections from non-controlling interests								5,285			5,285
Ending balance at Dec. 31, 2023	24,568,736	$ 71	$ 27	$ (5,199,257)	18,456,438	(49,433)	11,360,890	2,995			24,571,731
Ending balance (in shares) at Dec. 31, 2023 | shares		891,296,196	355,552,051
Ending balance, Treasury stock (in shares) at Dec. 31, 2023 | shares				(144,498,392)
Profit/(loss) for the year	5,443,094						5,443,094	(10,038)			5,433,056
Share-based compensation	334,926				334,926						334,926
Shares issued upon exercise of employee share options/ RSUs	16,006	$ 1			16,005						$ 16,006
Shares issued upon exercise of employee share options/ RSUs (in shares) | shares		10,770,792							3,944,400	3,944,400
Surrendered and cancellation of Class A ordinary shares (in shares) | shares		(2)
Treasury stock purchases (in shares) | shares											0	0
Foreign currency translation adjustment, net of tax	(200,483)					(200,483)		263			$ (200,220)
Declaration of dividend	(2,151,038)						(2,151,038)				(2,151,038)
Ending balance at Dec. 31, 2024	28,011,241	$ 72	$ 27	$ (5,199,257)	18,807,369	(249,916)	14,652,946	(6,780)			$ 28,004,461
Ending balance (in shares) at Dec. 31, 2024 | shares		902,066,986	355,552,051
Ending balance, Treasury stock (in shares) at Dec. 31, 2024 | shares				(144,498,392)							144,498,392	144,498,392
Profit/(loss) for the year	11,337,721						11,337,721	(35,814)			$ 11,301,907	$ 1,452,070
Share-based compensation	343,024				343,024						343,024
Shares issued upon exercise of employee share options/ RSUs	7,783	$ 1			7,782						$ 7,783
Shares issued upon exercise of employee share options/ RSUs (in shares) | shares		8,220,376							1,510,880	1,510,880
Treasury stock purchases (in shares) | shares											0	0
Foreign currency translation adjustment, net of tax	301,743					301,743		(119)			$ 301,624	$ 38,754
Changes in the fair value of financial assets	(324)					(324)		(150)			(474)	(61)
Acquisition of subsidiaries								362,797			362,797
Ending balance at Dec. 31, 2025	$ 40,001,188	$ 73	$ 27	$ (5,199,257)	$ 19,158,175	$ 51,503	$ 25,990,667	$ 319,934			$ 40,321,122	$ 5,180,463
Ending balance (in shares) at Dec. 31, 2025 | shares		910,287,362	355,552,051
Ending balance, Treasury stock (in shares) at Dec. 31, 2025 | shares				(144,498,392)							144,498,392	144,498,392